UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/28

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS S&P 500 Plus Fund

	Shares	Value ($)

Common Stocks 84.2%
Consumer Discretionary 7.5%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	1,600	18,320
Johnson Controls, Inc.	5,400	107,622

		125,942
Automobiles 0.2%
Ford Motor Co.*	28,350	163,013
Harley-Davidson, Inc.	1,600	27,152

		190,165
Distributors 0.1%
Genuine Parts Co.	1,400	46,872

Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	1,100	65,010
H&R Block, Inc.	2,604	38,018

		103,028
Hotels Restaurants & Leisure 1.3%
Carnival Corp. (Units)	3,500	89,040
Darden Restaurants, Inc.	1,100	39,787
International Game Technology	2,200	38,192
Marriott International, Inc. "A"	2,900	67,744
McDonald's Corp.	9,308	549,079
Starbucks Corp.*	6,200	89,218
Starwood Hotels & Resorts Worldwide, Inc.	1,300	31,811
Wyndham Worldwide Corp.	1,600	18,864
Wynn Resorts Ltd.*	400	14,824
Yum! Brands, Inc.	4,100	141,983

		1,080,542
Household Durables 0.3%
Black & Decker Corp.	400	12,828
Centex Corp.	900	7,587
D.R. Horton, Inc.	2,000	18,420
Fortune Brands, Inc.	1,400	49,014
Harman International Industries, Inc.	400	7,456
KB HOME	500	7,500
Leggett & Platt, Inc.	1,000	14,680
Lennar Corp. "A"	1,200	11,412
Newell Rubbermaid, Inc.	1,700	19,567
Pulte Homes, Inc.	1,500	13,200
Snap-on, Inc.	600	18,690
The Stanley Works	500	17,850
Whirlpool Corp.	600	25,284

		223,488
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	2,700	210,573
Expedia, Inc.*	1,800	31,158

		241,731
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	1,700	4,437
Hasbro, Inc.	1,500	38,115
Mattel, Inc.	3,300	51,513

		94,065
Media 2.2%
CBS Corp. "B"	5,200	38,376
Comcast Corp. "A"	24,100	331,857
Gannett Co., Inc.	2,217	10,575
Interpublic Group of Companies, Inc.*	3,400	17,816
McGraw-Hill Companies, Inc.	2,700	81,243
Meredith Corp.	600	16,176
New York Times Co. "A"	1,200	7,920
News Corp. "A"	20,200	197,556
Omnicom Group, Inc.	2,500	76,250
Scripps Networks Interactive "A"	900	24,966
The DIRECTV Group, Inc.*	4,300	96,750
Time Warner Cable, Inc.	2,976	91,631
Time Warner, Inc.	10,266	240,430
Viacom, Inc. "B"*	5,500	121,935

Walt Disney Co.	15,600	377,832
Washington Post Co. "B"	100	36,000

		1,767,313
Multiline Retail 0.7%
Big Lots, Inc.*	800	18,408
Family Dollar Stores, Inc.	1,100	33,297
J.C. Penney Co., Inc.	1,700	44,353
Kohl's Corp.*	2,700	114,669
Macy's, Inc.	4,300	50,224
Nordstrom, Inc.	1,100	21,659
Sears Holdings Corp.* (a)	500	28,425
Target Corp.	6,400	251,520

		562,555
Specialty Retail 1.6%
Abercrombie & Fitch Co. "A"	500	15,055
AutoNation, Inc.*	600	9,528
AutoZone, Inc.*	300	45,645
Bed Bath & Beyond, Inc.*	2,400	67,464
Best Buy Co., Inc.	2,800	98,280
GameStop Corp. "A"*	1,200	29,940
Home Depot, Inc. (a)	14,400	333,504
Limited Brands, Inc.	1,900	23,769
Lowe's Companies, Inc.	12,500	237,625
O'Reilly Automotive, Inc.*	1,200	43,260
Office Depot, Inc.*	2,500	11,650
RadioShack Corp.	1,200	16,128
Staples, Inc.	5,700	116,565
The Gap, Inc.	3,600	64,260
The Sherwin-Williams Co.	800	42,240
Tiffany & Co.	900	25,533
TJX Companies, Inc.	3,800	112,138

		1,292,584
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	3,100	81,437
NIKE, Inc. "B"	3,118	177,882
Polo Ralph Lauren Corp.	400	21,528
VF Corp.	700	39,774

		320,621
Consumer Staples 10.1%
Beverages 2.2%
Brown-Forman Corp. "B"	800	35,080
Coca-Cola Co.	16,639	817,973
Coca-Cola Enterprises, Inc.	2,800	46,648
Constellation Brands, Inc. "A"*	1,300	15,028
Dr. Pepper Snapple Group, Inc.*	2,400	52,152
Molson Coors Brewing Co. "B"	1,200	52,788
Pepsi Bottling Group, Inc.	1,100	36,146
PepsiCo, Inc.	13,005	676,911

		1,732,726
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	3,500	169,820
CVS Caremark Corp.	12,300	366,540
Kroger Co.	5,800	132,240

Safeway, Inc.	3,244	65,724
SUPERVALU, Inc.	1,900	31,540
Sysco Corp.	4,800	115,008
Wal-Mart Stores, Inc.	18,888	939,489
Walgreen Co.	8,400	250,236
Whole Foods Market, Inc.	900	16,983

		2,087,580
Food Products 1.5%
Archer-Daniels-Midland Co.	5,700	156,864
Campbell Soup Co.	1,700	47,124
ConAgra Foods, Inc.	3,500	65,065
Dean Foods Co.*	1,200	22,560
General Mills, Inc.	2,784	142,485
H.J. Heinz Co.	2,900	106,082
Hormel Foods Corp.	600	20,844
Kellogg Co.	2,000	86,500
Kraft Foods, Inc. "A"	12,319	321,649
McCormick & Co., Inc.	1,100	33,572
Sara Lee Corp.	5,500	49,445
The Hershey Co.	1,300	45,786
The J.M. Smucker Co.	1,000	40,260
Tyson Foods, Inc. "A"	3,200	42,624

		1,180,860
Household Products 2.2%
Clorox Co.	1,100	57,684
Colgate-Palmolive Co.	4,200	276,990
Kimberly-Clark Corp.	3,506	181,926
Procter & Gamble Co.	24,687	1,282,243

		1,798,843
Personal Products 0.2%
Avon Products, Inc.	3,500	92,960
Estee Lauder Companies, Inc. "A"	1,000	33,080

		126,040
Tobacco 1.4%
Altria Group, Inc.	17,403	297,417
Lorillard, Inc.	1,400	95,662
Philip Morris International, Inc.	16,903	720,744
Reynolds American, Inc.	1,400	55,958

		1,169,781
Energy 11.0%
Energy Equipment & Services 1.6%
Baker Hughes, Inc.	2,800	109,368
BJ Services Co.	2,200	34,408
Cameron International Corp.*	2,100	65,583
Diamond Offshore Drilling, Inc.	600	50,568
ENSCO International, Inc.	1,200	46,668
Halliburton Co.	7,600	174,268
Nabors Industries Ltd.*	2,300	41,124
National-Oilwell Varco, Inc.*	3,400	131,308
Rowan Companies, Inc.	1,000	20,460
Schlumberger Ltd.	10,041	574,646
Smith International, Inc.	1,700	49,623

		1,298,024

Oil, Gas & Consumable Fuels 9.4%
Anadarko Petroleum Corp.	4,082	195,038
Apache Corp.	2,886	243,174
Cabot Oil & Gas Corp.	1,100	38,643
Chesapeake Energy Corp.	4,789	108,519
Chevron Corp.	16,900	1,126,723
ConocoPhillips	12,477	571,946
CONSOL Energy, Inc.	1,400	57,624
Denbury Resources, Inc.*	2,100	36,099
Devon Energy Corp.	3,792	239,806
El Paso Corp.	6,800	66,300
EOG Resources, Inc.	2,000	146,380
ExxonMobil Corp.	41,579	2,883,504
Hess Corp.	2,400	159,816
Marathon Oil Corp.	6,208	197,911
Massey Energy Co.	600	13,734
Murphy Oil Corp.	1,700	100,317
Noble Energy, Inc.	1,500	89,220
Occidental Petroleum Corp.	6,700	449,637
Peabody Energy Corp.	2,400	81,552
Pioneer Natural Resources Co.	800	22,496
Range Resources Corp.	1,300	59,553
Southwestern Energy Co.*	2,800	121,716
Spectra Energy Corp.	5,000	80,250
Sunoco, Inc.	800	24,344
Tesoro Corp.	900	15,246
Valero Energy Corp.	4,200	93,954
Williams Companies, Inc.	4,800	80,544
XTO Energy, Inc.	4,925	210,642

		7,514,688
Financials 11.4%
Capital Markets 2.4%
Ameriprise Financial, Inc.	1,716	51,823
Bank of New York Mellon Corp.	9,652	268,133
Charles Schwab Corp.	7,800	137,280
E*TRADE Financial Corp.* (a)	4,700	6,768
Federated Investors, Inc. "B"	900	22,527
Franklin Resources, Inc.	1,200	80,220
Invesco Ltd.	3,800	59,470
Janus Capital Group, Inc.	1,100	11,154
Legg Mason, Inc.	900	17,352
Morgan Stanley	10,316	312,781
Northern Trust Corp.	2,100	121,065
State Street Corp.	3,600	167,220
T. Rowe Price Group, Inc.	2,000	81,140
The Goldman Sachs Group, Inc.	4,270	617,314

		1,954,247
Commercial Banks 2.3%
BB&T Corp.	5,400	121,068
Comerica, Inc.	1,300	28,184
Fifth Third Bancorp.	4,000	27,600
First Horizon National Corp.	1,437	17,445
Huntington Bancshares, Inc.	2,500	9,800
KeyCorp	3,500	17,500

M&T Bank Corp. (a)	700	35,210
Marshall & Ilsley Corp.	2,200	14,476
PNC Financial Services Group, Inc.	3,446	156,965
Regions Financial Corp.	5,300	22,207
SunTrust Banks, Inc.	3,600	47,412
US Bancorp.	16,000	307,200
Wells Fargo & Co.	38,565	983,408
Zions Bancorp.	900	12,312

		1,800,787
Consumer Finance 0.5%
American Express Co.	9,900	246,015
Capital One Financial Corp.	4,000	97,760
Discover Financial Services	3,701	35,381
SLM Corp.*	3,300	21,813

		400,969
Diversified Financial Services 3.2%
Bank of America Corp.	64,326	724,954
CIT Group, Inc.	2,000	7,660
Citigroup, Inc. (a)	48,353	179,873
CME Group, Inc.	600	192,984
IntercontinentalExchange, Inc.*	700	75,453
JPMorgan Chase & Co.	31,644	1,167,664
Leucadia National Corp.*	2,000	41,760
Moody's Corp.	1,600	43,824
NYSE Euronext	2,600	78,000
The NASDAQ OMX Group, Inc.*	1,000	21,110

		2,533,282
Insurance 2.0%
Aflac, Inc.	4,100	145,550
Allstate Corp.	4,697	120,854
American International Group, Inc.	18,933	31,997
Aon Corp.	2,200	79,200
Assurant, Inc.	900	21,267
Chubb Corp.	3,100	122,915
Cincinnati Financial Corp.	1,320	29,845
Genworth Financial, Inc. "A"	3,300	19,536
Hartford Financial Services Group, Inc.	2,200	31,548
Lincoln National Corp.	1,700	32,215
Loews Corp.	2,900	78,445
Marsh & McLennan Companies, Inc.	4,100	77,572
MBIA, Inc.*	1,300	8,385
MetLife, Inc.	6,619	208,498
Principal Financial Group, Inc.	2,868	63,670
Progressive Corp.*	5,700	91,941
Prudential Financial, Inc.	3,607	143,955
The Travelers Companies, Inc.	5,000	203,300
Torchmark Corp.	700	28,112
Unum Group	2,600	44,486
XL Capital Ltd. "A"	2,200	22,264

		1,605,555
Real Estate Investment Trusts 0.9%
Apartment Investment & Management Co. "A" (REIT)	1,170	11,057
AvalonBay Communities, Inc. (REIT)	515	31,662
Boston Properties, Inc. (REIT)	1,100	53,152

Equity Residential (REIT)	1,900	46,246
HCP, Inc. (REIT)	2,600	60,398
Health Care REIT, Inc. (REIT)	800	27,400
Host Hotels & Resorts, Inc. (REIT)	5,900	55,342
Kimco Realty Corp. (REIT)	3,300	38,577
Plum Creek Timber Co., Inc. (REIT)	1,200	41,580
ProLogis (REIT)	5,300	44,997
Public Storage (REIT)	900	59,949
Simon Property Group, Inc. (REIT)	2,237	119,612
Ventas, Inc. (REIT)	2,100	63,756
Vornado Realty Trust (REIT)	1,416	66,071

		719,799
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	1,600	11,680
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	4,800	61,584
People's United Financial, Inc.	2,900	45,820

		107,404
Health Care 11.7%
Biotechnology 1.5%
Amgen, Inc.*	8,600	429,484
Biogen Idec, Inc.*	2,500	129,475
Celgene Corp.*	4,000	168,960
Cephalon, Inc.*	500	29,155
Genzyme Corp.*	2,400	141,936
Gilead Sciences, Inc.*	7,600	327,560

		1,226,570
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	5,107	261,427
Becton, Dickinson & Co.	2,100	142,128
Boston Scientific Corp.*	11,900	111,860
C.R. Bard, Inc.	800	57,192
Covidien Ltd.	4,500	160,740
DENTSPLY International, Inc.	1,500	43,890
Hospira, Inc.*	1,400	48,300
Intuitive Surgical, Inc.*	300	44,904
Medtronic, Inc.	9,400	322,890
St. Jude Medical, Inc.*	3,000	117,060
Stryker Corp.	2,000	76,880
Varian Medical Systems, Inc.*	1,100	39,336
Zimmer Holdings, Inc.*	1,900	84,645

		1,511,252
Health Care Providers & Services 1.8%
Aetna, Inc.	3,700	99,086
AmerisourceBergen Corp.	1,300	48,230
Cardinal Health, Inc.	3,300	117,975
CIGNA Corp.	2,700	59,859
Coventry Health Care, Inc.*	1,200	21,660
DaVita, Inc.*	1,100	49,621
Express Scripts, Inc.*	2,000	128,100
Humana, Inc.*	1,200	37,596
Laboratory Corp. of America Holdings*	872	53,157
McKesson Corp.	2,500	102,875

Medco Health Solutions, Inc.*	4,200	192,738
Patterson Companies, Inc.*	600	12,354
Quest Diagnostics, Inc.	1,200	62,664
Tenet Healthcare Corp.*	2,700	9,801
UnitedHealth Group, Inc.	10,224	271,959
WellPoint, Inc.*	4,300	200,251

		1,467,926
Health Care Technology 0.0%
IMS Health, Inc.	1,500	18,060
Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	1,362	52,818
Millipore Corp.*	400	25,156
PerkinElmer, Inc.	700	11,389
Thermo Fisher Scientific, Inc.*	3,500	136,185
Waters Corp.*	700	30,324

		255,872
Pharmaceuticals 6.2%
Abbott Laboratories	12,904	581,454
Allergan, Inc.	2,500	110,325
Bristol-Myers Squibb Co.	16,624	331,150
Eli Lilly & Co.	8,500	293,845
Forest Laboratories, Inc.*	2,500	59,225
Johnson & Johnson	23,208	1,280,153
King Pharmaceuticals, Inc.*	2,000	18,920
Merck & Co., Inc.	17,813	491,283
Mylan, Inc.*	2,100	27,741
Pfizer, Inc.	56,966	865,314
Schering-Plough Corp.	13,730	335,012
Watson Pharmaceuticals, Inc.*	900	27,225
Wyeth	11,200	502,432

		4,924,079
Industrials 8.5%
Aerospace & Defense 2.4%
Boeing Co.	6,307	282,869
General Dynamics Corp.	3,331	189,534
Goodrich Corp.	1,000	48,540
Honeywell International, Inc.	6,200	205,592
ITT Corp.	1,500	61,770
L-3 Communications Holdings, Inc.	900	66,159
Lockheed Martin Corp.	2,830	236,673
Northrop Grumman Corp.	2,900	138,098
Precision Castparts Corp.	1,200	99,084
Raytheon Co.	3,261	145,604
Rockwell Collins, Inc.	1,200	50,904
United Technologies Corp.	7,904	415,829

		1,940,656
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	1,500	76,230
Expeditors International of Washington, Inc.	2,000	65,620
FedEx Corp.	2,500	138,575
United Parcel Service, Inc. "B"	8,313	425,127

		705,552

Airlines 0.1%
Southwest Airlines Co.	6,800	45,832
Building Products 0.0%
Masco Corp.	2,500	25,900
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	1,100	30,316
Cintas Corp.	1,000	23,290
Iron Mountain, Inc.*	1,800	49,050
Pitney Bowes, Inc.	1,800	41,184
R.R. Donnelley & Sons Co.	1,400	18,872
Republic Services, Inc.	2,600	59,254
Stericycle, Inc.*	600	29,988
Waste Management, Inc.	4,400	121,396

		373,350
Construction & Engineering 0.1%
Fluor Corp.	1,700	79,866
Jacobs Engineering Group, Inc.*	900	38,610

		118,476
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	1,400	45,948
Emerson Electric Co.	6,300	202,167
Rockwell Automation, Inc.	1,400	42,966

		291,081
Industrial Conglomerates 1.9%
3M Co.	5,799	331,123
General Electric Co.	89,213	1,202,591
Textron, Inc.	1,700	19,550

		1,553,264
Machinery 1.2%
Caterpillar, Inc.	5,200	184,392
Cummins, Inc.	1,520	49,294
Danaher Corp.	2,029	122,450
Deere & Co.	3,400	147,798
Dover Corp.	1,600	50,304
Eaton Corp.	1,300	56,550
Flowserve Corp.	400	29,428
Illinois Tool Works, Inc.	3,100	100,099
Ingersoll-Rand Co., Ltd. "A"	2,828	57,210
Manitowoc Co., Inc.	900	5,868
PACCAR, Inc.	2,900	86,565
Pall Corp.	1,300	33,384
Parker Hannifin Corp.	1,300	54,938

		978,280
Professional Services 0.1%
Dun & Bradstreet Corp.	400	32,716
Equifax, Inc.	1,400	38,108
Monster Worldwide, Inc.*	800	9,344
Robert Half International, Inc.	1,000	21,390

		101,558
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	2,300	166,612
CSX Corp.	3,700	117,512
Norfolk Southern Corp.	3,400	126,480
Ryder System, Inc.	400	11,272

Union Pacific Corp.	4,242	209,003

		630,879
Trading Companies & Distributors 0.1%
Fastenal Co.	900	29,898
W.W. Grainger, Inc.	500	39,415

		69,313
Information Technology 15.0%
Communications Equipment 2.5%
Ciena Corp.*	900	9,900
Cisco Systems, Inc.*	49,152	909,312
Corning, Inc.	13,500	198,450
Harris Corp.	1,200	37,296
Harris Stratex Networks, Inc. "A"*	10	48
JDS Uniphase Corp.*	1,500	8,085
Juniper Networks, Inc.*	4,600	113,758
Motorola, Inc.	18,900	114,534
QUALCOMM, Inc.	13,828	602,762
Tellabs, Inc.*	2,600	14,430

		2,008,575
Computers & Peripherals 4.3%
Apple, Inc.*	7,438	1,010,155
Dell, Inc.*	14,200	164,436
EMC Corp.*	17,400	204,450
Hewlett-Packard Co.	20,096	690,297
International Business Machines Corp.	11,213	1,191,718
Lexmark International, Inc. "A"*	700	11,438
NetApp, Inc.*	2,500	48,750
QLogic Corp.*	1,200	16,380
SanDisk Corp.*	1,600	25,056
Sun Microsystems, Inc.*	7,100	63,900
Teradata Corp.*	1,500	32,400

		3,458,980
Electronic Equipment, Instruments & Components 0.3%
Agilent Technologies, Inc.*	3,400	61,982
Amphenol Corp. "A"	1,700	56,763
FLIR Systems, Inc.*	1,400	31,444
Jabil Circuit, Inc.	1,800	14,094
Molex, Inc.	900	13,752
Tyco Electronics Ltd.	4,300	74,691

		252,726
Internet Software & Services 1.6%
Akamai Technologies, Inc.*	1,200	26,712
eBay, Inc.*	8,700	153,294
Google, Inc. "A"*	2,049	854,904
VeriSign, Inc.*	1,400	32,774
Yahoo!, Inc.*	12,000	190,080

		1,257,764
IT Services 0.9%
Affiliated Computer Services, Inc. "A"*	800	35,952
Automatic Data Processing, Inc.	4,200	159,642
Cognizant Technology Solutions Corp. "A"*	2,700	68,013
Computer Sciences Corp.*	1,200	50,952
Convergys Corp.*	400	3,700

Fidelity National Information Services, Inc.	1,600	30,816
Fiserv, Inc.*	1,500	63,540
MasterCard, Inc. "A"	600	105,798
Paychex, Inc.	2,500	68,425
Total System Services, Inc.	1,693	23,109
Western Union Co.	6,300	111,069

		721,016
Office Electronics 0.1%
Xerox Corp.	8,700	59,160
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*	4,500	20,430
Altera Corp.	2,300	39,146
Analog Devices, Inc.	2,400	58,584
Applied Materials, Inc.	11,900	133,994
Broadcom Corp. "A"*	3,400	86,632
Intel Corp.	47,194	741,890
KLA-Tencor Corp.	1,200	32,400
Linear Technology Corp.	1,900	44,479
LSI Corp.*	5,500	24,585
MEMC Electronic Materials, Inc.*	1,600	30,864
Microchip Technology, Inc.	1,200	25,884
Micron Technology, Inc.* (a)	6,200	31,372
National Semiconductor Corp.	1,800	24,984
Novellus Systems, Inc.*	500	8,965
NVIDIA Corp.*	3,900	40,677
Teradyne, Inc.*	1,800	12,870
Texas Instruments, Inc.	11,300	219,220
Xilinx, Inc.	1,900	39,406

		1,616,382
Software 3.3%
Adobe Systems, Inc.*	4,200	118,356
Autodesk, Inc.*	1,800	38,628
BMC Software, Inc.*	1,800	61,380
CA, Inc.	3,300	57,585
Citrix Systems, Inc.*	1,800	56,538
Compuware Corp.*	2,400	18,312
Electronic Arts, Inc.*	2,900	66,671
Intuit, Inc.*	2,500	68,050
McAfee, Inc.*	1,200	47,076
Microsoft Corp.	63,970	1,336,333
Novell, Inc.*	2,200	9,152
Oracle Corp.	31,899	624,902
Salesforce.com, Inc.*	1,100	41,745
Symantec Corp.*	7,400	115,366

		2,660,094
Materials 2.9%
Chemicals 1.6%
Air Products & Chemicals, Inc.	1,900	123,082
CF Industries Holdings, Inc.	400	31,056
Dow Chemical Co.	9,000	159,120
E.I. du Pont de Nemours & Co.	7,787	221,696
Eastman Chemical Co.	600	24,864
Ecolab, Inc.	1,600	59,760
International Flavors & Fragrances, Inc.	900	28,710

Monsanto Co.	4,500	369,675
PPG Industries, Inc.	1,300	57,811
Praxair, Inc.	2,500	183,000
Sigma-Aldrich Corp.	1,000	48,460

		1,307,234
Construction Materials 0.1%
Vulcan Materials Co.	1,200	53,148
Containers & Packaging 0.2%
Ball Corp.	800	31,840
Bemis Co., Inc.	900	22,581
Owens-Illinois, Inc.*	1,400	40,082
Pactiv Corp.*	800	17,920
Sealed Air Corp.	1,800	36,018

		148,441
Metals & Mining 0.8%
AK Steel Holding Corp.	800	11,440
Alcoa, Inc.	8,200	75,604
Allegheny Technologies, Inc.	700	24,787
Freeport-McMoRan Copper & Gold, Inc.	3,566	194,097
Newmont Mining Corp.	4,100	200,367
Nucor Corp.	2,500	109,775
Titanium Metals Corp.	700	6,482
United States Steel Corp.	1,463	49,859

		672,411
Paper & Forest Products 0.2%
International Paper Co.	3,000	43,110
MeadWestvaco Corp.	1,000	15,970
Weyerhaeuser Co.	1,800	60,444

		119,524
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	49,696	1,231,964
CenturyTel, Inc.	800	24,680
Embarq Corp.	1,166	48,995
Frontier Communications Corp.	3,800	27,664
Qwest Communications International, Inc. (a)	11,200	48,832
Verizon Communications, Inc.	23,958	701,011
Windstream Corp.	3,500	29,435

		2,112,581
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	3,200	101,984
Sprint Nextel Corp.*	23,700	122,055

		224,039
Utilities 3.2%
Electric Utilities 1.9%
Allegheny Energy, Inc.	1,700	42,500
American Electric Power Co., Inc.	4,092	107,783
Duke Energy Corp.	10,900	154,235
Edison International	2,700	78,948
Entergy Corp.	1,495	111,557
Exelon Corp.	5,500	264,055
FirstEnergy Corp.	2,671	100,937

FPL Group, Inc.	3,454	195,255
Northeast Utilities	1,700	35,343
Pepco Holdings, Inc.	1,700	22,066
Pinnacle West Capital Corp.	800	22,120
PPL Corp.	2,900	94,163
Progress Energy, Inc.	2,500	88,775
Southern Co.	6,553	186,171

		1,503,908
Gas Utilities 0.1%
EQT Corp.	1,100	40,975
Nicor, Inc.	500	15,725
Questar Corp.	1,300	44,057

		100,757
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	5,900	58,941
Constellation Energy Group, Inc.	1,400	38,192
Dynegy, Inc. "A"*	3,500	7,035

		104,168
Multi-Utilities 1.1%
Ameren Corp.	1,800	41,868
CenterPoint Energy, Inc.	3,100	31,372
CMS Energy Corp.	2,300	26,082
Consolidated Edison, Inc.	2,100	74,466
Dominion Resources, Inc.	5,000	158,950
DTE Energy Co.	1,400	42,350
Integrys Energy Group, Inc.	700	18,963
NiSource, Inc.	2,500	26,725
PG&E Corp.	3,200	117,472
Public Service Enterprise Group, Inc.	4,000	127,480
SCANA Corp.	900	27,018
Sempra Energy	1,900	86,792
TECO Energy, Inc.	1,900	21,318
Wisconsin Energy Corp.	1,000	39,460
Xcel Energy, Inc.	3,700	63,455

		903,771

Total Common Stocks (Cost $64,232,121)		67,613,750
	Principal Amount ($)	Value ($)

Government & Agency Obligations 5.8%
US Treasury Obligations
US Treasury Bills:
0.14% **, 6/18/2009 (b)	1,382,000	1,381,920
0.15% **, 6/11/2009 (b)	1,701,000	1,700,949
0.16% **, 6/18/2009 (b)	685,000	684,960
0.26% **, 6/11/2009 (b)	922,000	921,973

Total Government & Agency Obligations (Cost $4,687,725)		4,689,802
	Shares	Value ($)

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.53% (c) (d) (Cost $616,580)	616,580	616,580

Cash Equivalents 7.1%
Cash Management QP Trust, 0.39% (c) (Cost $5,734,601)				5,734,601	5,734,601
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,271,027) †				97.9	78,654,733
Other Assets and Liabilities, Net (a)				2.1	1,668,381

Net Assets				100.0	80,323,114

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $79,659,669. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $1,004,936. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,595,960 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,600,896.

(a)

All or a portion of these securities were on loan amounting to $597,689. In addition, included in other assets and liabilities, net is a pending sale, amounting to $3,907, that is also on loan. The value of all securities loaned at May 31, 2009 amounted to $601,596 which is 0.7% of net assets.

(b)	At May 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At May 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	6/15/2009	53	4,792,590	4,490,013	(302,577)
10 Year Canadian Government Bond	9/21/2009	14	1,561,313	1,546,123	(15,190)
10 Year US Treasury Note	9/21/2009	105	12,274,731	12,285,000	10,269
ASX SPI 200 Index	6/18/2009	6	416,322	456,393	40,071
DJ Euro Stoxx 50 Index	6/19/2009	45	1,275,712	1,554,787	279,075
FTSE 100 Index	6/19/2009	74	4,561,357	5,251,310	689,953
Hang Seng Index	6/29/2009	12	1,323,786	1,404,753	80,967
IBEX 35 Index	6/19/2009	1	131,989	133,304	1,315
NASDAQ E-Mini 100 Index	6/19/2009	38	954,931	1,090,980	136,049
S&P 500 Index	6/18/2009	24	4,490,201	5,508,600	1,018,399
S&P E-Mini 500 Index	6/19/2009	180	7,649,973	8,262,900	612,927
S&P MIB Index	6/19/2009	3	347,081	421,607	74,526
United Kingdom Long Gilt Bond	9/28/2009	83	15,764,785	15,732,111	(32,674)
Total net unrealized appreciation					2,593,110

At May 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	6/11/2009	13	18,829,378	18,611,776	217,602
AEX Index	6/19/2009	5	363,583	367,138	(3,555)
CAC 40 Index	6/19/2009	25	1,129,298	1,154,285	(24,987)
DAX Index	6/19/2009	7	1,074,192	1,221,153	(146,961)
Federal Republic of Germany Euro-Bund	6/8/2009	83	14,352,644	14,025,296	327,348
Russell 2000 Mini Index	6/19/2009	82	3,473,972	4,110,660	(636,688)
S&P TSE 60 Index	6/18/2009	11	1,079,963	1,272,947	(192,984)
TOPIX Index	6/12/2009	37	2,872,460	3,477,487	(605,027)
Total net unrealized depreciation	(1,065,252)

As of May 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)

USD	6,941,965	AUD	9,170,000	6/17/2009	376,789
USD	2,988,450	CAD	3,475,000	6/17/2009	182,499
USD	8,484,273	CHF	9,380,000	6/17/2009	289,943
USD	2,322,903	JPY	223,159,000	6/17/2009	12,914
USD	1,732,005	NZD	2,908,000	6/17/2009	118,407
USD	467,564	SEK	3,670,000	6/17/2009	13,461
Total unrealized appreciation	994,013

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)

EUR	5,509,000	USD	7,488,191	6/17/2009	(292,891)
GBP	3,457,000	USD	5,231,444	6/17/2009	(354,087)
NOK	6,901,000	USD	1,060,738	6/17/2009	(31,244)
Total unrealized depreciation	(678,222)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements

.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 68,230,330	$ 1,527,858
Level 2	10,424,403	315,791
Level 3	-	-
Total	$ 78,654,733	$ 1,843,649

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of May 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ 204,778	$ -
Foreign Exchange Contracts	$ -	$ 315,791
Credit Contracts	$ -	$ -
Equity Contracts	$ 1,323,080	$ -
Other Contracts	$ -	$ -

Futures. The Fund is subject to equity risk. The Fund invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to gain exposure to changes in interest rates, and take advantage of short-term inefficiencies and relative mispricings within the global equity, bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009